Income Taxes - Schedule of reconciliation of deferred tax assets and liabilities (Details) - CAD ($) $ in Thousands	12 Months Ended
	Jul. 31, 2022	Jul. 31, 2021
Reconciliation of changes in deferred tax liability (asset) [abstract]
Opening balance	$ (136)	$ 0
Recognized in income	38,822	419
Business Combination	(60,853)	(134)
Recognized in Equity/OCI	(6,825)	(421)
Business Deconsolidation	147
Ending balance	(28,845)	(136)
Taxable temporary differences
Reconciliation of changes in deferred tax liability (asset) [abstract]
Opening balance	(5,017)	10,415
Recognized in income	7,944	(14,701)
Business Combination	(7,001)	(310)
Recognized in Equity/OCI	(6,825)	(421)
Business Deconsolidation	3,254
Ending balance	(7,645)	(5,017)
Biological assets
Reconciliation of changes in deferred tax liability (asset) [abstract]
Opening balance	(606)	(1,330)
Recognized in income	(472)	724
Business Combination	(1,974)	0
Recognized in Equity/OCI	0	0
Business Deconsolidation	0
Ending balance	(3,052)	(606)
Inventory
Reconciliation of changes in deferred tax liability (asset) [abstract]
Opening balance	(10,850)	(5,088)
Recognized in income	3,342	1,514
Business Combination	(4,185)	(7,276)
Recognized in Equity/OCI	0	0
Business Deconsolidation	10,039
Ending balance	(1,654)	(10,850)
Loss carryforward
Reconciliation of changes in deferred tax liability (asset) [abstract]
Opening balance	28,693	0
Recognized in income	(5,027)	14,028
Business Combination	4,248	14,665
Recognized in Equity/OCI	0	0
Business Deconsolidation	(22,974)
Ending balance	4,940	28,693
Financing costs
Reconciliation of changes in deferred tax liability (asset) [abstract]
Opening balance	0	0
Recognized in income	(337)	(2,738)
Business Combination	337	2,738
Recognized in Equity/OCI	0	0
Business Deconsolidation	0
Ending balance	0	0
Intangible assets
Reconciliation of changes in deferred tax liability (asset) [abstract]
Opening balance	(12,356)	(3,997)
Recognized in income	33,372	1,592
Business Combination	(52,278)	(9,951)
Recognized in Equity/OCI	0
Business Deconsolidation	9,828
Ending balance	$ (21,434)	$ (12,356)